Share-based Payments - Fair value valuation assumptions (Details)	12 Months Ended
Jun. 30, 2017 USD ($) years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying shares (USD per share)	$ 28.16
Expected volatility	41.00%
Risk-free interest rate	1.90%
Dividend yield	0.00%
Weighted-average fair value per share option	$ 27.51
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (USD per share)	$ 0.59
Expected term (in years) | years	4.5
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (USD per share)	$ 1.14
Expected term (in years) | years	6.0